Derivative Liability	12 Months Ended
Oct. 31, 2021
Derivative Liability
Derivative Liability

13. Derivative Liability

On January 6, 2020, the Company entered into a loan agreement with Windsor Private Capital (“Windsor”), a Toronto-based merchant bank, for a senior secured, non-revolving term credit facility (“the Facility”) in the amount of up to $10,000. In connection with the loan agreement, the Company also issued common share purchase warrants, that hold a cashless exercise feature, such that each subscriber received one warrant for each $0.17 original principal amount of its debenture, resulting in 58,823,529 warrants being issued as part of the offering. Each warrant entitles the holder to acquire fifteen shares at an exercise price of $3.83 per share for two years from the date of issuance. As share purchase warrants are exercised by Windsor, the Company revalues the remaining fair value of the derivative liability associated, through the Black-Scholes model and the following assumptions were used: stock price of $6.72; expected life of 1.17 years; $nil dividends; expected volatility of 70%; exercise price of $3.83; and a risk-free interest rate of 0.1%. The Company recorded a fair market value of the Windsor derivative liability of $1,693 at October 31, 2021 ($266 – October 31, 2020).

On May 9, 2021 the Company acquired 80% of the outstanding shares of FABCBD. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares in FABCBD not acquired upon initial acquisition. The initial obligation under the put option was valued at $3,722. On October 31, 2021, the Company revalued the fair value of the put option and recognized an unrealized gain of $1,084 in the consolidated statements of loss and comprehensive loss.

13. Derivative Liability (continued)

On October 19, 2021, the Company acquired 80% of the outstanding shares of Blessed CBD. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of Blessed not acquired upon initial acquisition. The initial obligation under the put option was valued at $4,323 assuming a risk-free rate of 7.5% and an exercise date of October 19, 2022. On October 31, 2021 the company revalued the fair value of the put options and recognized an unrealized gain of $9 in the consolidated statements of loss and comprehensive loss.